IFRS 7 - Disclosure - Credit Risk - Summary of Exposure to Credit Risk (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	$ 756,150	$ 715,622
OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	6,550	7,770
Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	406,903	363,583
Business and government portfolios [member] | Corporate segment [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	332,731	278,011
Business and government portfolios [member] | Corporate segment [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	128,736	112,917
Business and government portfolios [member] | Corporate segment [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	50,976	48,065
Business and government portfolios [member] | Corporate segment [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	122,777	91,972
Business and government portfolios [member] | Corporate segment [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	15,521	15,323
Business and government portfolios [member] | Corporate segment [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	14,721	9,734
Business and government portfolios [member] | Sovereign [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	118,882	91,462
Business and government portfolios [member] | Sovereign [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	86,337	63,750
Business and government portfolios [member] | Sovereign [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	6,421	6,576
Business and government portfolios [member] | Sovereign [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	21,404	16,929
Business and government portfolios [member] | Sovereign [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,624	753
Business and government portfolios [member] | Sovereign [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	3,096	3,454
Business and government portfolios [member] | Banks [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	112,705	119,478
Business and government portfolios [member] | Banks [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	14,551	15,565
Business and government portfolios [member] | Banks [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,777	1,046
Business and government portfolios [member] | Banks [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	25,472	28,860
Business and government portfolios [member] | Banks [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	61,532	65,253
Business and government portfolios [member] | Banks [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	9,373	8,754
Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	335,048	338,378
Retail portfolios [member] | Real estate secured personal lending [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	247,888	247,818
Retail portfolios [member] | Real estate secured personal lending [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	227,110	228,244
Retail portfolios [member] | Real estate secured personal lending [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	20,778	19,574
Retail portfolios [member] | Qualifying revolving [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	69,768	74,582
Retail portfolios [member] | Qualifying revolving [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	19,784	22,469
Retail portfolios [member] | Qualifying revolving [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	49,709	51,836
Retail portfolios [member] | Qualifying revolving [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	275	277
Retail portfolios [member] | Other retail [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	17,392	15,978
Retail portfolios [member] | Other retail [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	14,746	13,397
Retail portfolios [member] | Other retail [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,610	2,572
Retail portfolios [member] | Other retail [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	36	9
Securitization exposures [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	14,199	13,661
Repo style transaction collateral [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	157,415	125,368
Repo style transaction collateral [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	157,415	125,368
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	913,565	840,990
Gross carrying amount [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	564,318	488,951
Advanced Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	691,864	663,639
Advanced Internal Ratings Based [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	351,600	316,610
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	182,169
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	52,924
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	12,237
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	77,696
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	26,574
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Corporate segment [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	292,617	244,985
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Corporate segment [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	96,444	85,899
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Corporate segment [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	44,732	43,180
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Corporate segment [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	122,776	91,970
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Corporate segment [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	14,540	14,496
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Corporate segment [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	14,125	9,440
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Sovereign [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	105,579	79,415
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Sovereign [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	73,036	51,703
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Sovereign [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	6,421	6,576
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Sovereign [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	21,404	16,929
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Sovereign [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,624	753
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Sovereign [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	3,094	3,454
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Banks [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	110,819	117,578
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Banks [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	12,689	13,697
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Banks [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,771	1,041
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Banks [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	25,472	28,860
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Banks [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	61,532	65,253
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Banks [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	9,355	8,727
Advanced Internal Ratings Based [member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	329,576	333,368
Advanced Internal Ratings Based [member] | Retail portfolios [member] | Real estate secured personal lending [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	243,710	244,073
Advanced Internal Ratings Based [member] | Retail portfolios [member] | Real estate secured personal lending [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	222,933	224,501
Advanced Internal Ratings Based [member] | Retail portfolios [member] | Real estate secured personal lending [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	20,777	19,572
Advanced Internal Ratings Based [member] | Retail portfolios [member] | Qualifying revolving [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	69,768	74,582
Advanced Internal Ratings Based [member] | Retail portfolios [member] | Qualifying revolving [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	19,784	22,469
Advanced Internal Ratings Based [member] | Retail portfolios [member] | Qualifying revolving [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	49,709	51,836
Advanced Internal Ratings Based [member] | Retail portfolios [member] | Qualifying revolving [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	275	277
Advanced Internal Ratings Based [member] | Retail portfolios [member] | Other retail [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	16,098	14,713
Advanced Internal Ratings Based [member] | Retail portfolios [member] | Other retail [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	13,478	12,158
Advanced Internal Ratings Based [member] | Retail portfolios [member] | Other retail [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,584	2,546
Advanced Internal Ratings Based [member] | Retail portfolios [member] | Other retail [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	36	9
Advanced Internal Ratings Based [member] | Repo style transaction collateral [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	157,415	125,368
Advanced Internal Ratings Based [member] | Repo style transaction collateral [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	157,415	125,368
Advanced Internal Ratings Based [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	849,279	789,007
Advanced Internal Ratings Based [member] | Gross carrying amount [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	509,015	441,978
Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	64,286	51,983
Standardized approach risk [member] | Corporate segment [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	40,114	32,767
Standardized approach risk [member] | Sovereign [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	13,303	12,047
Standardized approach risk [member] | Banks [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,886	2,159
Standardized approach risk [member] | Real estate secured personal lending [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	4,178	3,745
Standardized approach risk [member] | Other retail [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,294	1,265
Standardized approach risk [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	55,303	46,973
Standardized approach risk [member] | Business and government portfolios [member] | Corporate segment [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	40,114	33,026
Standardized approach risk [member] | Business and government portfolios [member] | Corporate segment [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	32,292	27,018
Standardized approach risk [member] | Business and government portfolios [member] | Corporate segment [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	6,244	4,885
Standardized approach risk [member] | Business and government portfolios [member] | Corporate segment [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1	2
Standardized approach risk [member] | Business and government portfolios [member] | Corporate segment [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	981	827
Standardized approach risk [member] | Business and government portfolios [member] | Corporate segment [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	596	294
Standardized approach risk [member] | Business and government portfolios [member] | Sovereign [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	13,303	12,047
Standardized approach risk [member] | Business and government portfolios [member] | Sovereign [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	13,301	12,047
Standardized approach risk [member] | Business and government portfolios [member] | Sovereign [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2
Standardized approach risk [member] | Business and government portfolios [member] | Banks [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,886	1,900
Standardized approach risk [member] | Business and government portfolios [member] | Banks [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,862	1,868
Standardized approach risk [member] | Business and government portfolios [member] | Banks [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	6	5
Standardized approach risk [member] | Business and government portfolios [member] | Banks [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	18	27
Standardized approach risk [member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	5,472	5,010
Standardized approach risk [member] | Retail portfolios [member] | Real estate secured personal lending [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	4,178	3,745
Standardized approach risk [member] | Retail portfolios [member] | Real estate secured personal lending [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	4,177	3,743
Standardized approach risk [member] | Retail portfolios [member] | Real estate secured personal lending [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1	2
Standardized approach risk [member] | Retail portfolios [member] | Other retail [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,294	1,265
Standardized approach risk [member] | Retail portfolios [member] | Other retail [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,268	1,239
Standardized approach risk [member] | Retail portfolios [member] | Other retail [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	26	26
Standardized approach risk [member] | Securitization exposures [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	3,511
Standardized approach risk [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	64,286	51,983
Standardized approach risk [member] | Gross carrying amount [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	55,303	46,973
Internal Ratings Based [member] | Securitization exposures [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	$ 10,688	$ 13,661